Advances to suppliers (Details 2) (Allowance for advances to supplier, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for advances to supplier
Movement of allowances
Balance at beginning of the year	158,452	94,154	87,869
Allowance made during the year	10,392	103,139	42,194
Recoveries		(38,841)	(35,909)
Valuation Allowances and Reserves, Deductions	(96,517)
Balance at end of the year	72,327	158,452	94,154